Condensed Financial Information of TransUnion Holding Company, Inc. (Parenthetical) (Detail) (Trans Union Holding Company Parent, USD $)	Dec. 31, 2012
Trans Union Holding Company Parent
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.01
Common stock, shares authorized	200,000,000
Common stock, shares issued	110,200,000
Common stock, shares outstanding	110,100,000
Treasury stock at cost, shares	100,000